TURQUOISE CARD BACKED SECURITIES plc — SERVICER REPORT
RECEIVABLES TRUST
SERIES 2006 — 2
HSBC Bank plc AS SERVICER
Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the “RTDSA”) and any supplement thereto for a Series provided, however, that the “preceding Monthly Period” shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.
HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement
The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	31/12/2006	Ending	31/01/2007

Interest Period Date:	Starting	16/01/2007	Ending	15/02/2007

Interest Determination Date:		12/01/2007
* The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.
Index

Section	Contents

1	Receivables Pool Summary Information
2	Series General Information
3	Undivided Interest
4	Segregated Trust
5	Series Account Information
6	Pay Out Events/Triggers
Note: All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securities plc — Servicer Report
Section 1
Receivables Pool Summary Information
SERIES 2006 — 2, For IPD Ending: 15 February 2007
A	Receivable Pool:

			Percentage
			Change
At Beginning Of Monthly Period		2,820,654,049

Principal Collections	(796,205,366)		28.2%
New Advances	740,013,788		26.2%
Charge Offs	(11,911,215)		0.4%

Total Movement		(68,102,793)	-2.4%

At End Of Monthly Period		2,752,551,256

B	Delinquency Analysis:

			Percentage
	Aggregate		of Total
	Account	No.	Receivables
	Principal Balance	of	in Trust
	£'000’s	Accounts	(by balance)

Delinquent:

( a ) 30-59 days	21,745,767	8,901	0.79%
( b ) 60-89 days	15,876,169	5,965	0.58%
( c ) 90-119 days	12,455,123	4,726	0.45%
( d ) 120-149 days	10,196,064	3,740	0.37%
( e ) 150- or more days	10,733,407	4,180	0.39%

Subtotal	71,006,530	27,512	2.58%

Non-Delinquent:	2,681,544,726	2,886,761	97.42%

Total Pool	2,752,551,256	2,914,273	100.00%

C	Pool Collections in the Period:

			Yield (Actual)	Yield (Simple)
Finance Charge	38,387,825		16.0%	16.3%
Interchange	5,372,781		2.2%	2.3%
Other Fees	—

Total		43,760,606	18.3%	18.6%

Charge Offs	11,911,215		-5.0%	-5.1%
Recoveries	1,777,406		0.7%	0.8%

Total	—	10,133,809	-4.2%	-4.3%

Investor Indemnity Amount		—	0.0%	0.0%

Bank Account Interest

Trustee Collections Account	227,451		0.1%	0.1%
Trustee Investment Account	—		0.0%	0.0%
Other	—		0.0%	0.0%

		227,451	0.1%	0.1%

Total		33,854,248	14.1%	14.4%

Turquoise Card Backed Securities plc — Servicer Report
Section 2
Series General Information
SERIES 2006 — 2, For IPD Ending: 15 February 2007
A	Series Details

		Series Schedule Maturity Date	15/10/2009

Series Name	SERIES 2006 - 2	Scheduled Accumulation Date	01/10/2008

Series Period Status/Type	Revolving	Accumulation Periods	12

Libor Rates:	GBP		5.41%
	USD		5.32%

	Original Nominal	Current Nominal
Class Details	GBP equiv.	GBP equiv.	Margin bps
Class A	349,391,212	349,391,212	3
Class B	21,836,951	21,836,951	15
Class C	25,807,306	25,807,306	35

Total	397,035,469	397,035,469

B	Investor Percentages This Period:

	Floating		Fixed
	Pre-addition date	Post-addition date	Pre-addition date	Post-addition date

Class A	0.0%	88.0%	0.0%	88.0%
Class B	0.0%	5.5%	0.0%	5.5%
Class C	0.0%	6.5%	0.0%	6.5%

Series	0.0%	14.1%	0.0%	14.1%

Other Series Totals	0.0%	19.0%	0.0%	19.0%
Total Investor	0.0%	33.1%	0.0%	33.1%
Total Transferor	100.0%	66.9%	100.0%	66.9%

	100%	100%	100%	100%

		Spread Account Trigger:	Required Spread
		If Excess Spread Rate:	Account %

Available Spread Account Amount	0	above 4.5%	0.0%
		above 4.0% but equal to or below 4.5%	1.5%
Required Spread Amount	0	above 3.0% but equal to or below 4.0%	3.5%
		above 2.0% but equal to or below 3.0%	4.0%
Available Reserve Account Amount	0	equal to or below 2.0%	4.5%
C	Accumulation Period Information

Controlled Accumulation Period (CAP)/Controlled Deposit Amount	Months	Amount
	12
Original CAP/Controlled Deposit Amount		0
Adjustment to CAP/Controlled Deposit Amount		0
Revised CAP/Controlled Deposit Amount		0

Turquoise Card Backed Securities plc — Servicer Report
Section 3
Undivided Interest
SERIES 2006 — 2, For IPD Ending: 15 February 2007
A	Principal

	Pool	Series

Principal Collections	(796,205,366)

RRPC: Collected		13,520,716
Unutilised		13,520,716
Utilised		0

Principal Collected		112,672,632

Shared Principal Collected		0

Available For Reinvestment		112,672,632

Total Reinvested		112,672,632

B	Finance Charge Collections

	Pool	Allocated Series

Finance Charge Collected	38,387,825	5,427,601

Interchange	5,372,781	766,437

Other Fee	0	0

Recoveries	1,777,406	251,954

Bank Account Interest:

Trustee Collections Account	227,451	31,356
Trustee Investment Account	0	0
Other	0	0

Total Available Funds		6,477,348

Investor Indemnity Amount		0

Turquoise Card Backed Securities plc — Servicer Report
Section 4
Segregated Trust
SERIES 2006 — 2, For IPD Ending: 15 February 2007
A	Finance Charge Collections

		Amount	Rate* (Actual)	Rate (Simple)

Finance Charge		5,427,601	16.1%	16.4%
Interchange		766,437	2.3%	2.3%
Other Fee		0	0.0%	0.0%
Recoveries		251,954	0.7%	0.8%
Bank Account Interest:
Trustee Collections Account		31,356	0.1%	0.1%
Trustee Investment Account		0	0.0%	0.0%
Other		0	0.0%	0.0%
Income on Principal Funding Account

Excess Interest From Other Series		0	0.0%	0.0%
Utilised Required Retained Principal Collected	Class A	0	0.0%	0.0%
Utilised Required Retained Principal Collected	Class B	0	0.0%	0.0%
Transfer From Spread Account		0	0.0%	0.0%
Transfer From Reserve Account		0	0.0%	0.0%

Total Available Funds		6,477,348	19.2%	19.6%

Total (Excluding Recoveries)		6,225,394	18.5%	18.8%

*	Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.
B	Distribution Information

		Amounts
	Total Amount of Distribution to be transferred to Finance Funding Account (in revolving and controlled	Brought
	accumulation Period) or to Loan Note Issuer Distribution Account (in Regulated or Rapid Amortisation Period).	Forward	Paid	Unpaid

(a)	Trustee Payment Amount	0	—	0
(b)(i)	Loan Note Issuer Cost Amount	0	—	0
(b)(ii)	Issuer Costs Amount	0	1,068	0
(c)(i)	Class A Monthly Finance Amount	0	1,575,348	0
(c)(ii)	Class A Additional Finance Amount	0	—	0
(d)	Expenses Loan Interest and Scheduled Amount	0	1,148	0
(e)(i)	Class B Monthly Finance Amount	0	100,882	0
(e)(ii)	Class B Additional Finance Amount	0	—	0
(f)	Investor Servicing Fee Amount	0	264,690	0
(g)	Class A Investor Default Amount	0	1,480,710	0
(h)	Class A Investor Charge-off	0	—	0
(i)	Class B Investor Default Amount	0	92,544	0
(j)	Class B Investor Charge Off	0	—	0
(k)(i)	Class C Monthly Finance Amount	0	124,315	0
(k)(ii)	Class C Additional Finance Amount	0	—	0
(l)	Class C Investor Default Amount	0	109,371	0
(m)	Class C Investor Investor Charge Off	0	—	0
(n)	Required Reserve Account Amount	0	—	0
(o)	Spread Account Deposit	0	—	0
(p)	Investor Indemnity Payment Amount	0	—	0
(q)(i)	Loan Note Issuer Return	0	411	0
(q)(i)	Issuer Profit Amount	0	2,176	0
(r)	Expenses Loan Prepayment Amount	0	—	0
(s)	Excess Finance Charges	0	2,724,685	0
	The total amount of distribution in respect of Trustee Payment Amount for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly periods.
C	Rate Summary

	Amount	Rate* (Actual)	Rate (Simple)

Total Available Funds (before Recoveries)	6,225,394	18.5%	18.8%
Recoveries	251,954	0.7%	0.8%

Total Available Funds	6,477,348	19.2%	19.6%

Charge Offs	1,682,625	5.0%	5.1%

Net Charge Offs	1,430,671	4.2%	4.3%

Portfolio Yield	4,794,724	14.2%	14.5%

Coupon Amount (c, e, k)	1,800,545	5.5%	5.4%
Servicer Fee (f)	264,690	0.8%	0.8%
Other Payment Amounts (a, b)	1,068	0.0%	0.0%

Expenses Rate	2,066,304	6.3%	6.2%

Excess Spread	2,728,420	7.9%	8.2%

Turquoise Card Backed Securities plc — Servicer Report
Section 5
Series Account Information
SERIES 2006 — 2, For IPD Ending: 15 February 2007
A	Account Movements

				Closing Balance
Account	Opening Balance	Transfers Out	Transfers In	31/01/2007
TCA — Divided	7,283,105	(8,900,556)	8,094,799	6,477,348
TCA — Undivided	15,783,908	(15,783,908)	13,520,716	13,520,716
Consideration A/c	0	(2,888,102)	2,888,102	0
Funding	0	(3,165,520)	3,165,520	0
Reserve Account	0	0	0	0
Spread Account	0	0	0	0
Loan Note Issuer	0	(8,286,483)	8,287,236	753
Issuer GBP	296,981	(5,415,625)	5,398,381	279,737
Issuer USD	0	(6,198,570)	6,198,570	0

Turquoise Card Backed Securities plc — Servicer Report
Section 6
Pay Out Events / Triggers
SERIES 2006 — 2, For IPD Ending: 15 February 2007
A	Portfolio Yield and Expense Rate (Bloomberg Summary)

Deal Size	$750.00MM
Expected Maturity (MM/DD/YY)	10/15/09

Gross Yield	18.46%
Less:
Expense Rate	6.13%
Net Charge Off Rate	4.24%

Excess Spread Rate	8.09%
- 1 Month Previous	7.25%
- 2 months Previous	N/A
- 3 Month Average	7.67%

Delinq 30 to 59 days	0.79%
60 to 89 days	0.58%
90+ days	1.21%

Principal Payment Rate	28.23%
B	Quarterly Excess Spread

Regulated Amortisation Trigger	<0%

Regulated Amortisation	No
C	Portfolio Minimum Balance Parameters

	Threshold	Passed?

	6%	Yes
Minimum Transferor Interest above amount agreed with Rating Agencies Portfolio Minimum Balance for a period of 30 consecutive days
	2%	Yes

Minimum Aggregate Principal Receivables Above Zero	0	Yes
The undersigned is an Authorised Officer
To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:

None
We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof.
IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 14th day of February, 2007.
Authorised signatory
HSBC Bank plc
as Servicer
By:
/s/ Michael C Anderson
Name: Michael C Anderson
Title: Senior Manager, Asset and Liability Management